Dividend per ordinary share - Additional information (Details) - € / shares		1 Months Ended				6 Months Ended	12 Months Ended
	Apr. 25, 2024	May 31, 2024	Aug. 31, 2023	May 31, 2023	Aug. 31, 2022	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Dividend per ordinary share [abstract]
Dividends per ordinary share (in EUR per share)	€ 1.106					€ 0.35	€ 1.106	€ 0.559
Dividend per ordinary share paid (in EUR per share)		€ 0.756	€ 0.35	€ 0.389	€ 0.17		€ 0.756
Withholding tax on dividends paid, ordinary shares						15.00%